Related Parties - Summary of Key Management Personnel (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel [Line Items]
Short-term employee benefits	₽ 90	₽ 53	₽ 33
Share-based compensation expense	2,390	224	93
Total	₽ 2,480	₽ 277	₽ 126